Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Significant accounting policies
Schedule of estimated useful lives of property and equipment

Machinery and equipment	3 - 5 years
Computers, software and hardware	2 - 3 years
Leasehold improvements	Shorter of the estimated
lease term or useful life

Schedule of operation carried on geographic locations

	As of December 31
Long-lived assets	2025	2024
Canada	$9,379	$11,590
United Kingdom	—	65
Total	$9,379	$11,655